Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events	Subsequent EventsOn March 8, 2023, we filed an amendment to our memorandum and articles of association. The amendment updated the voting multiplier for our Class B shares from 1.463844005 to 1.472467906. The amended and restated memorandum and articles of association are included as Exhibit 1.1 to this Report.